Payments, by Government - Bolivia - 12 months ended Jun. 30, 2025 - CAD ($)	Taxes	Fees	Total Payments
The National Government of Bolivia
Total	$ 587,299	$ 31,117	$ 618,416
Machacamarca Community
Total		176,445	176,445
Carangas Community
Total		$ 109,443	$ 109,443